Stock-Base Compensation - Summary of share based compensation expense (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,332,305	$ 11,074	$ 4,988,413	$ 12,398	$ 30,804
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	310,702	9,980	2,680,193	11,173	28,510
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,021,603	$ 1,094	$ 2,308,220	$ 1,225	$ 2,294